Management’s statement and basis of preparation and presentation of consolidated financial statements	12 Months Ended
Dec. 31, 2024
Managements Statement And Basis Of Preparation And Presentation Of Consolidated Financial Statements
Management’s statement and basis of preparation and presentation of consolidated financial statements

2.	Management’s statement and basis of preparation and presentation of consolidated financial statements

The consolidated financial statements have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

The significant accounting policies applied in the preparation of these consolidated financial statements are described below and/or presented in its respective notes. Those policies were consistently applied in the years presented.

a.	General criteria for preparation and disclosure

The consolidated financial statements were prepared taking into account the historical cost, except for other financial assets and derivative financial instruments that have been measured at fair value.

Assets and liabilities are classified according to their degree of liquidity and collectability. They are reported as current when they are likely to be realized or settled over the next 12 months. Otherwise, they are stated as non-current. Deferred income tax and social contribution balances (assets and liabilities) and provision for legal and administrative proceedings are classified as non-current.

In connection with the preparation of these financial statements, Management concluded that there is no evidence of uncertainties about the ability for the Company to continue to operate as a going concern. Thus, the Company has prepared these financial statements on the basis that it will continue to operate as a going concern.

The Company had a net profit of R$ 3,153,881 on December 31, 2024. The company’s current liabilities exceeded total current assets by R$ 164,319. The Company has been recovering its working capital position through operating cash flow. On December 31, 2024, the Company’s shareholders’ equity is positive by R$ 26,404,636.

Interests paid from loans and financing are classified as financing cash flow in the statement of cash flow as it represents costs of obtaining financial resources.

b.	Functional and presentation currency

The consolidated financial statements are presented in Brazilian Real (R$), which is also the functional currency of the Company and its associate.

Transactions in foreign currency are recognized by the exchange rate on the date of transaction. Monetary items in foreign currency are translated into Brazilian reais at the foreign exchange rate prevailing on the balance sheet date, informed by the Central Bank of Brazil. Foreign exchange gains and losses linked to these items are recorded in the statement of income.

c.	Segment information

Operating segments are components of the entity that carry out business activities from which revenues can be obtained and expenses incurred. Its operating results are regularly reviewed by the Company’s Chief Operating Decision Maker (CODM), who makes decisions on resource allocation and evaluates segment performance. For the segment to exist, individualized financial information is required.

The Company’s CODM is the Executive Board, which, along with the Board of Directors, are responsible for making the strategic decisions of the Company and its management.

The Company's strategy is focused on optimizing results, and all the operating activities of the Company are concentrated in TIM. Although there are diverse activities, decision makers understand that the Company represents only one business segment and do not contemplate specific strategies focused only on one service line. All decisions regarding strategic, financial planning, purchases, investments and investment of resources are made on a consolidated basis. The aim is to maximize the consolidated result obtained by operating the SMP, STFC and SCM licenses.

d.	Consolidation procedures

Subsidiaries are all the entities in which the Group retains control. The Group controls an entity when it is exposed to, or has a right over, the variable returns arising from its involvement with the entity and has the ability to interfere in those returns due to its power over the entity. The subsidiaries are fully consolidated as of the date control is transferred to the Group. Consolidation is interrupted beginning as of the date in which the Group no longer holds control.

If the Group loses control exercised over a subsidiary, the corresponding assets (including any goodwill) and liabilities of the subsidiary are written-off at their book values on the date the control is lost, and the write-off of the book value of any non-controlling interests on the date when control is lost (including any components of other comprehensive income attributed to them) also occurs. Any resulting difference as a gain or loss is recorded in income (loss). Any retained investment is recognized at its fair value on the date control is lost.

Intercompany transactions, as well as the balances and unrealized gains and losses in those transactions, are eliminated. The base date of the financial information used for consolidation purposes is the same for all the companies in the Group.

e.	Business combination and goodwill

Business combinations are accounted for under the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. For each business combination, the Company elects whether to measure non-controlling interest in the acquiree at the fair value or at the proportionate share of the acquiree’s identifiable net assets. Costs directly attributable to the acquisition are accounted for as expense when incurred.

When the Company acquires a business, it assesses the financial assets and liabilities assumed in order to classify and to allocate them in accordance with contractual terms, economic circumstances and pertinent conditions on the acquisition date, which includes segregation by the acquired entity of built-in derivatives existing in the acquired entity’s host contracts.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value on the acquisition date. Subsequent changes to the fair value of the contingent consideration which is deemed to be an asset or liability that is a financial instrument is recognized in the statement of income in accordance with IFRS 9, Financial Instruments.

Goodwill is initially measured at cost (being the excess of the consideration transferred in relation to the net identifiable assets acquired and liabilities assumed. If the consideration transferred is lower than fair value of net assets acquired, the gain in bargain purchase is recognized in the statement of income.

After initial recognition, goodwill is carried at cost less any accumulated impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash-generating units of the Group that are expected to benefit by the synergies of combination, regardless of whether other assets or liabilities of the acquiree are allocated to those units.

When goodwill is part of a cash generating unit and a portion of operation within this unit is disposed of, the goodwill associated with the disposed operation in included in the cost of the operation when determining the gain or loss on disposal. Goodwill disposed under these circumstances is determined based on the relative values of the portion disposed of, in relation to the cash generating unit retained.

f.	Approval of consolidated financial statements

These consolidated financial statements were approved by the Company’s Board of Directors on March 31, 2025.

g.	New standards, amendments and interpretations of standards

g.1	The following standards/amendments were issued by the International Accounting Standards Board (IASB) and are effective for the year ended December 31, 2024. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IFRS 16: Lease liabilities in a Sale and Leaseback

(Sale and leaseback transaction)

In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising from a sale and leaseback transaction, aiming to ensure that the seller-lessee does not recognize any gain or loss that relates to the right of use that it maintains.

The amendments had no impact on the Company’s financial statements.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020 and October 2022, the IASB issued amendments to Paragraphs 69 to 76 of IAS 1 - Presentation of Financial Statements, to specify the requirements for classifying liabilities as current or non-current. The amendments clarify the following:

•	What is meant by the right to postpone settlement.
•	That the right to postpone must exist at the end of the financial reporting period.
•	That the classification is not affected by the likelihood that an entity will exercise its right of postponement.
•	That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification.

Moreover, a disclosure requirement was introduced when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement depends on the fulfillment of future covenants within twelve months.

The amendments had no impact on the Company’s financial statements.

Supplier financing agreements - Amendments to IAS 7 and IFRS 7

In May 2023, the IASB issued amendments to IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures to clarify the characteristics of supplier financing arrangements and require additional disclosures of those arrangements. The disclosure requirements in the amendments are intended to help users of financial statements understand the effects of supplier financing arrangements on an entity’s obligations, cash flows and liquidity risk exposure.

As a result of the implementation the amendments, the Company provided additional disclosures on its supplier financing agreement. See Note 19.

g.2	The following new standards were issued by the International Accounting Standards Board (IASB), but are not effective for the year ended December 31, 2024. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they come into force.

International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12

The amendments to IAS 12, Income taxes were introduced in response to the OECD Pillar Two rules on BEPS and include the following:

•	A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from jurisdictional implementation of Pillar Two model rules; and

•	Disclosure requirements for affected entities to help users of financial statements better understand an entity’s exposure to Pillar Two income taxes arising from such legislation, especially before the effective date.

Pursuant to paragraphs 88C and 88D of IAS 12, the Company is currently assessing the possible impacts arising from the Pillar Two legislation, a global initiative of the Organization for Economic Cooperation and Development (“OECD”). This legislation establishes a minimum tax rate for large corporate groups that fall within the scope of said rules, which must calculate their effective tax rate in each country where they operate. In the context of this regulation, this rate is called the “GloBE Effective Tax Rate”.

If the GloBE Effective Tax Rate of any entity in the economic group, considered by jurisdiction in which the group operates, is lower than the minimum rate of 15%, the multinational will undertake to pay an additional tax on income, referring to the difference between its effective GloBE rate and the established minimum rate.

In Brazil, this rule was initially introduced by Provisional Act 1262 of October 3, 2024, and was subsequently subject to Law 15079 of December 27, 2024, which creates additional Social Contribution on Net Income (CSLL) as from 2025.

The aforementioned rules will apply to the Group in 2025, given that the Company earned revenues in excess of seven hundred and fifty million euros per the consolidated financial statements. The Company is currently evaluating the possible impacts of the application of Pillar Two on the consolidated financial statements.

IFRS 18: Presentation and disclosure of financial statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 - Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of income, including specified totals and subtotals. Moreover, entities are required to classify all income and expenses within the statement of income in one of five categories: operating, investment, financing, income taxes and discontinued operations, of which the first three are new.

The standard also requires the disclosure of performance measures defined by management, subtotals of income and expenses, and includes new requirements for the aggregation and disaggregation of financial information based on the identified “functions” of the primary financial statements (PFS) and notes.

Furthermore, narrow-scope amendments have been made to IAS 7 - Statement of Cash Flows, which include changing the starting point for determining cash flows from operations using the indirect method, from “income or loss” to “operating income or loss” and removing the optionality to classify cash flows from dividends and interest. In addition, there are consequential amendments in several other standards.

IFRS 18 and the amendments to the other standards are effective for reporting periods beginning on or after January 1, 2027, with early adoption permitted and must be disclosed, although in Brazil early adoption is not allowed. IFRS 18 will be applied retrospectively.

The Company is currently working to identify all the impacts that the changes will have on the financial statements and notes to the financial statements.

IFRS 19: Subsidiaries without Public Liability: Disclosures

In May 2024, the IASB issued IFRS 19, which allows eligible entities to opt to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary, as defined in IFRS 10 Consolidated Statements, must not have public accountability and must have a parent company (ultimate or intermediate) that prepares consolidated financial statements, available for public use, that comply with IFRS accounting standards.

IFRS 19 will come into force for reporting periods beginning on or after January 1, 2027, with early adoption permitted.

As the Company’s equity instruments are publicly traded, it is not eligible to apply IFRS 19.

Amendment to IFRS 9 – Disclosure of quantitative information for contractual terms

In May 2024, the IASB issued amendments to IFRS 9 related to financial assets, establishing that entities must disclose quantitative information, such as a range of possible changes in contractual cash flows. This means that entities need to provide both qualitative and quantitative information about the contractual terms that may impact the value of cash flows. For example, possible changes in contractual interest rates arising from contingent events associated with ESG (environmental, social and governance) targets must be disclosed.

The amendments are effective for annual financial statement periods starting on or after January 1, 2026.

The Company is assessing the impacts that the changes will have on the financial statements.

IAS 21 – Effects of changes in exchange rates and translation of financial statements

In March 2024, the IASB issued an amendment regarding Lack of Exchangeability, seeking to define the concept of convertible currency and provide guidance on procedures for non-convertible currencies, determining that convertibility should be assessed at the measurement date based on the purpose of the transaction. If the currency is not convertible, the entity must estimate the exchange rate that reflects market conditions. In situations with multiple rates, the one that best represents the settlement of the cash flows should be used.

The pronouncement also highlights the importance of disclosures about non-convertible currencies, so that users of the financial statements understand the financial impacts, risks involved, and criteria used in estimating the exchange rate.

The amendments are effective for financial statement periods starting on or after January 1, 2025.

It is not expected that the amendments will have a material impact on the Company’s financial statements.